UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington , DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-04750

FENIMORE ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

384 North Grand Street
Cobleskill , New York 12043
(Address of principal executive offices) (Zip code)

Thomas O. Putnam Fenimore Asset Management Trust 384 North Grand Street Cobleskill , New York 12043 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-932-3271

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW , Washington , DC 20549-0609 The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.Section 3507.

Item 1.Schedule of Investments.

FAM VALUE FUND

March 31, 2009 (unaudited )

INDUSTRY	SECURITY DESCRIPTION	SHARES/PAR	MARKET VALUE
--------------------------	----------------------------	------------	--------------------

AUTOMOTIVE	CARMAX, INC. *	600,000	7,464,000

BANKING	M&T BANKCORP	100,000	4,524,000

	TCF FINANCIAL CORP	796,000	9,360,960

	WESTAMERICA BANCORP	113,100	5,152,836
			19,037,796

DIVERSIFIED HEALTH CARE	JOHNSON & JOHNSON	305,000	16,043,000

LIFE INSURANCE	PROTECTIVE LIFE CORP	591,400	3,104,850

MACHINERY	DONALDSON COMPANY	371,200	9,963,008
& EQUIPMENT
	IDEX CORP.	771,750	16,878,173

	GRACO	261,550	4,464,658

	KAYDON CORP	341,100	9,322,263
			40,628,102

OIL & GAS EXPLORATION	EOG RESOURCES	196,000	10,732,960

PUBLISHING	JOHN WILEY & SON	661,700	19,705,426

RESTAURANTS	YUM! BRANDS, INC .	660,600	18,153,288

MINING &	JOY GLOBAL INC	100,000	2,130,000
CONSTRUCTION MACHINERY

PROPERTY	BERKSHIRE HATHAWAY	295	25,576,500
& CASUALTY INSURANCE

	MARKEL CORPORATION *	64,850	18,409,618

	WHITE MOUNTAINS INS	101,275	17,410,185
			61,396,303

INSURANCE AGENCY	BROWN & BROWN INC	1,879,696	35,545,051

MEDIA	MEREDITH CORP	701,450	11,672,128

COMMERCIAL SERVICES	McGRATH RENTCORP	347,000	5,468,720

RECREATION	INTERNATIONAL SPEEDWAY	585,688	12,920,277
& ENTERTAINMENT

CONSTRUCTION	MARTIN MARIETTA MAT.	98,443	7,806,530
MATERIALS

ELECTRONIC EQUIPMENT	ZEBRA TECHNOLOGY *	648,502	12,334,508

	COGNEX CORPORATION	200,000	2,668,000
			15,002,508

RETAIL STORES	ROSS STORES, INC	436,422	15,658,821

	BED BATH & BEYOND *	585,600	14,493,600
			30,152,421

HOME FURNISHING	MOHAWK INDUSTRIES *	88,100	2,631,547

INVESTMENT	FEDERATED INVESTORS	407,500	9,070,950
MANAGEMENT

	FRANKLIN RESOURCES	160,000	8,619,200
			17,690,150

HEALTH CARE	AMSURG CORP. *	721,150	11,430,228
SERVICES

	MEDNAX, INC. *	545,700	16,081,779

	LAB CORP OF AMERICA *	117,000	6,843,330
			34,355,337

WHOLESALE	POOL CORPORATION	275,950	3,697,730
DISTRIBUTION

HEALTHCARE EQUIPMENT/	STRYKER CORP	266,000	9,054,640
DEVICES

DIVERSIFIED MANUFACTURING	GENERAL ELECTRIC	456,875	4,619,006

	ILLINOIS TOOL WORKS	359,950	11,104,457
			15,723,463

REAL ESTATE	BROOKFIELD ASSET MANAGEMENT	725,000	9,990,500
DEVELOPMENT

TRANSPORTATION	HEARTLAND EXPRESS	1,333,333	19,746,662

	FORWARD AIR CORP	589,233	9,563,252

	KNIGHT TRANSPORT	366,900	5,562,204
			34,872,118

TOTAL COMMON SHARES			444,978,845

MONEY MARKETS	AIM SHORT TERM TREAS FD	1	73,059,967

FINAL TOTALS:			518,038,812

Non-income- producing security

FAM EQUITY-INCOME FUND

March 31, 2009 (unaudited )

INDUSTRY	SECURITY DESCRIPTION	SHARES/PAR	VALUE
-----------------	----------------------------	------------

DIVERSIFIED MANUFACTURING	GENERAL ELECTRIC	124,221	1,255,874

HAZARDOUS WASTE DISPOSAL	AMERICAN ECOLOGY	125,000	1,742,500

HEALTHCARE EQUIPMENT/	STRYKER CORP	71,000	2,416,840
DEVICES

BANKING	WEST AMERICA BANCORP	17,000	774,520

	M & T BANK CORP	21,500	972,660
			1,747,180

LIFE INSURANCE	PROTECTIVE LIFE CORP	93,219	489,400

MACHINERY	IDEX CORP.	125,205	2,738,233
& EQUIPMENT

	KAYDON CORP	30,800	841,764

	DONALDSON COMPANY	88,800	2,383,392
			5,963,389

PROPERTY	WHITE MOUNTAINS	6,375	1,095,926
& CASUALTY INSURANCE

	ONEBEACON	144,000	1,391,040
			2,486,966

INSURANCE AGENCY	BROWN & BROWN INC	191,200	3,615,592

COMMERCIAL SERVICES	McGRATH RENTCORP	179,400	2,827,344

RETAIL STORES	ROSS STORES, INC	109,641	3,933,919

INVESTMENT	FEDERATED INVESTORS	105,200	2,341,752
MANAGEMENT
	FRANKLIN RESCOUCES	36,500	1,966,255
			4,308,007

MEDIA	MEREDITH CORP	155,373	2,585,406

PUBLISHING	COURIER CORP.	130,550	1,980,444

	JOHN WILEY & SON	136,650	4,069,437
			6,049,881

DIVERSIFIED HEALTH CARE	JOHNSON & JOHNSON	62,500	3,287,500

TRANSPORTATION	HEARTLAND EXPRESS	250,533	3,710,394

	FORWARD AIR CORP	90,000	1,460,700
			5,171,094

REAL ESTATE DEVELOPMENT	BROOKFIELD ASSET MANAG	16,000	220,480

MINING AND CONSTRUCTION MACHINERY	JOY GLOBAL, INC.	11,800	251,340

ELECTRONIC EQUIPMENT	COGNEX CORP	130,000	1,734,200

TOTAL COMMON SHARES			50,086,912

BANKING	M & T BANK CORP Pfrd	800	18,539

LIFE INSURANCE	PROTECTIVE LIFE PRFD	116,107	1,098,372

TOTAL PREFERRED SHARES			1,116,911

MONEY MARKETS	AIM SHORT TERM TREAS. FD	1	8,903,506

FINAL TOTALS:			60,107,329

Notes to Schedule of Investments (unaudited )

Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees.

Federal Income Taxes

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

Other

Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

For additional information regarding the Funds' policy regarding valuation and other significant accounting policies, please see each Fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov or visit FAM Fund's website at: www.FAMFunds.com.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FENIMORE ASSET MANAGEMENT TRUST

By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	April 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	April 30, 2009

By:	/s/ Joseph A. Bucci
Joseph A. Bucci
Treasurer (Principal Financial Officer)

Date:	April 30 , 2009